Taxes - Schedule of Reconciliation from the Japanese Statutory Rate to the Effective Tax Rate (Details)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Reconciliation from the Japanese Statutory Rate to the Effective Tax Rate [Abstract]
Japanese statutory rate	34.59%	34.59%	34.59%
Tax rate differences in non-Japan subsidiaries		(21.72%)	(6.82%)
Nondeductible expenses	11.36%	0.06%
Change in valuation allowance		0.16%	(0.70%)
Effective tax rate	29.08%	13.09%	27.07%